LEHMAN BROTHERS INCOME FUNDS(R)
Lehman Brothers California Tax-         Lehman Brothers Municipal Securities
  Free Money Fund                         Trust
Lehman Brothers Core Bond Fund          Lehman Brothers New York Municipal Money
                                          Fund
Lehman Brothers Core Plus Bond Fund     Lehman Brothers Short Duration Bond Fund
Lehman Brothers High Income Bond Fund   Lehman Brothers Strategic Income Fund
Lehman Brothers Municipal Money Fund    Lehman Brothers Tax-Free Money Fund
       SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 28, 2008, APRIL 22, 2008, MAY 13, 2008 AND JULY 29, 2008

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS(R)
  Treasury Portfolio
       SUPPLEMENT TO THE PROSPECTUSES DATED JULY 29, 2008

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)
Lehman Brothers High Income Bond        Lehman Brothers Short Duration Bond
Portfolio                               Portfolio
       SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2008

-----------------------------------------------------------------------------------------------------------------------------------

NAME CHANGES
------------

The Board of Trustees of each of Lehman Brothers Income Funds, Lehman Brothers Institutional Liquidity Funds and Neuberger
Berman Advisers Management Trust recently approved changing the names of the following Funds. Effective September 26, 2008, all references to the "Current Fund Name," as listed below, in the Prospectus of each Fund are deleted and replaced with the respective "New Fund Name."

                                                     LEHMAN BROTHERS INCOME FUNDS
-------------------------------------------------------------- -------------------------------------------------------------------
CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers California Tax-Free Money Fund                 Neuberger Berman California Tax-Free Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Core Bond Fund                                 Neuberger Berman Core Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Core Plus Bond Fund                            Neuberger Berman Core Plus Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers High Income Bond Fund                          Neuberger Berman High Income Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Municipal Money Fund                           Neuberger Berman Municipal Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Municipal Securities Trust                     Neuberger Berman Municipal Securities Trust
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers New York Municipal Money Fund                  Neuberger Berman New York Municipal Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Short Duration Bond Fund                       Neuberger Berman Short Duration Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Strategic Income Fund                          Neuberger Berman Strategic Income Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Tax-Free Money Fund                            Neuberger Berman Tax-Free Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------


                                          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
-------------------------------------------------------------- ---------------------------------------------------------------------

CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- ---------------------------------------------------------------------
Treasury Portfolio                                             Neuberger Berman Treasury Fund
-------------------------------------------------------------- ---------------------------------------------------------------------


                                              NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-------------------------------------------------------------- ---------------------------------------------------------------------

CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- ---------------------------------------------------------------------
Lehman Brothers High Income Bond Portfolio                     High Income Bond Portfolio
-------------------------------------------------------------- ---------------------------------------------------------------------
Lehman Brothers Short Duration Bond Portfolio                  Short Duration Bond Portfolio
-------------------------------------------------------------- ---------------------------------------------------------------------


        The date of this supplement is September 26, 2008.





















LEHMAN BROTHERS INCOME FUNDS(R)
Lehman Brothers California Tax-         Lehman Brothers Municipal Securities
  Free Money Fund                         Trust
Lehman Brothers Core Bond Fund          Lehman Brothers New York Municipal Money
                                          Fund
Lehman Brothers Core Plus Bond Fund     Lehman Brothers Short Duration Bond Fund
Lehman Brothers High Income Bond Fund   Lehman Brothers Strategic Income Fund
Lehman Brothers Municipal Money Fund    Lehman Brothers Tax-Free Money Fund
     SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2008, APRIL 22, 2008, MAY 13, 2008 AND JULY 29, 2008


LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS(R)
   Treasury Portfolio
     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2008

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)
Lehman Brothers High Income Bond         Lehman Brothers Short Duration Bond
  Portfolio                                Portfolio
     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

-----------------------------------------------------------------------------------------------------------------------------------

NAME CHANGES
------------

The Board of Trustees of each of Lehman Brothers Income Funds, Lehman Brothers Institutional Liquidity Funds and Neuberger
Berman Advisers Management Trust recently approved changing the names of the following Funds. Effective September 26, 2008, all references to the "Current Fund Name," as listed below, in the Statement of Additional Information of each Fund are deleted and replaced with the respective "New Fund Name."

                                                  LEHMAN BROTHERS INCOME FUNDS
-------------------------------------------------------------- -------------------------------------------------------------------
CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers California Tax-Free Money Fund                 Neuberger Berman California Tax-Free Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Core Bond Fund                                 Neuberger Berman Core Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Core Plus Bond Fund                            Neuberger Berman Core Plus Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers High Income Bond Fund                          Neuberger Berman High Income Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Municipal Money Fund                           Neuberger Berman Municipal Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Municipal Securities Trust                     Neuberger Berman Municipal Securities Trust
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers New York Municipal Money Fund                  Neuberger Berman New York Municipal Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Short Duration Bond Fund                       Neuberger Berman Short Duration Bond Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Strategic Income Fund                          Neuberger Berman Strategic Income Fund
-------------------------------------------------------------- -------------------------------------------------------------------
Lehman Brothers Tax-Free Money Fund                            Neuberger Berman Tax-Free Money Fund
-------------------------------------------------------------- -------------------------------------------------------------------

                                          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

-------------------------------------------------------------- --------------------------------------------------------------------

CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- --------------------------------------------------------------------
Treasury Portfolio                                             Neuberger Berman Treasury Fund
-------------------------------------------------------------- --------------------------------------------------------------------

                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

-------------------------------------------------------------- --------------------------------------------------------------------

CURRENT FUND NAME                                              NEW FUND NAME
-------------------------------------------------------------- --------------------------------------------------------------------
Lehman Brothers High Income Bond Portfolio                     High Income Bond Portfolio
-------------------------------------------------------------- --------------------------------------------------------------------
Lehman Brothers Short Duration Bond Portfolio                  Short Duration Bond Portfolio
-------------------------------------------------------------- --------------------------------------------------------------------



        The date of this supplement is September 26, 2008.












                                                             - 2 -